Investment Securities (Amortized Cost and Fair Value by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Held-to-maturity debt securities, Amortized cost:
Due in one year or less
Due from one year to five years	212,879
Due from five years to ten years	1,599,219
Due after ten years	1,770,843
Held-to-maturity debt securities, Amortized cost	3,582,941	¥ 3,587,321
Held-to-maturity debt securities, Fair value:
Due in one year or less
Due from one year to five years	216,474
Due from five years to ten years	1,639,974
Due after ten years	1,764,224
Held-to-maturity debt securities, Fair value	3,620,672	¥ 3,637,751
Available-for-sale debt securities, Fair value:
Due in one year or less	11,911,681
Due from one year to five years	10,652,390
Due from five years to ten years	6,012,689
Due after ten years	4,256,354
Available-for-sale debt securities, Fair value	¥ 32,833,114